Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

April 30, 2021

AFCY-QTLY-0621
1.800323.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value
Aerospace & Defense - 14.5%
Aerospace & Defense - 14.5%
General Dynamics Corp.	17,600	$3,348,048
Howmet Aerospace, Inc. (a)	501,000	16,011,960
Raytheon Technologies Corp.	70,100	5,835,124
Teledyne Technologies, Inc. (a)	38,900	17,417,475
The Boeing Co. (a)	134,900	31,608,419
TransDigm Group, Inc. (a)	14,614	8,969,196
Triumph Group, Inc. (a)	699,247	11,831,259
		95,021,481
Air Freight & Logistics - 3.8%
Air Freight & Logistics - 3.8%
XPO Logistics, Inc. (a)	180,638	25,130,359
Building Products - 4.6%
Building Products - 4.6%
Advanced Drain Systems, Inc.	10,100	1,127,766
Johnson Controls International PLC	319,900	19,942,566
Trane Technologies PLC	51,735	8,993,095
		30,063,427
Commercial Services & Supplies - 2.9%
Diversified Support Services - 2.0%
Copart, Inc. (a)	106,700	13,285,217
Environmental & Facility Services - 0.9%
GFL Environmental, Inc. (b)	141,500	4,659,595
Tetra Tech, Inc.	10,200	1,301,826
		5,961,421

TOTAL COMMERCIAL SERVICES & SUPPLIES		19,246,638

Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
AECOM (a)	24,800	1,647,464
Electrical Equipment - 10.2%
Electrical Components & Equipment - 10.2%
Acuity Brands, Inc.	32,800	6,085,056
AMETEK, Inc.	288,534	38,931,893
Generac Holdings, Inc. (a)	5,900	1,911,305
nVent Electric PLC	306,100	9,320,745
Regal Beloit Corp.	48,599	7,019,154
Vertiv Holdings Co.	166,600	3,781,820
		67,049,973
Industrial Conglomerates - 22.3%
Industrial Conglomerates - 22.3%
General Electric Co.	2,412,200	31,648,064
Honeywell International, Inc.	199,094	44,405,926
Roper Technologies, Inc.	155,832	69,569,637
		145,623,627
Machinery - 21.4%
Agricultural & Farm Machinery - 0.9%
Deere & Co.	16,600	6,156,110
Construction Machinery & Heavy Trucks - 3.6%
Caterpillar, Inc.	41,036	9,360,722
Oshkosh Corp.	113,428	14,113,846
		23,474,568
Industrial Machinery - 16.9%
Colfax Corp. (a)	183,343	8,285,270
Crane Co.	63,800	6,001,028
Dover Corp.	32,100	4,788,999
Fortive Corp.	135,975	9,629,750
Graco, Inc.	25,200	1,935,360
IDEX Corp.	44,000	9,864,800
Ingersoll Rand, Inc. (a)	331,300	16,369,533
ITT, Inc.	265,851	25,072,408
Middleby Corp. (a)	18,800	3,408,816
Otis Worldwide Corp.	42,300	3,293,901
Parker Hannifin Corp.	43,100	13,525,211
Pentair PLC	30,300	1,954,653
Woodward, Inc.	50,548	6,319,005
		110,448,734

TOTAL MACHINERY		140,079,412

Professional Services - 4.3%
Human Resource & Employment Services - 3.4%
TriNet Group, Inc. (a)	283,231	22,293,112
Research & Consulting Services - 0.9%
CoStar Group, Inc. (a)	6,800	5,810,124

TOTAL PROFESSIONAL SERVICES		28,103,236

Road & Rail - 9.1%
Railroads - 3.3%
CSX Corp.	74,300	7,485,725
Norfolk Southern Corp.	42,791	11,948,959
Union Pacific Corp.	10,779	2,393,908
		21,828,592
Trucking - 5.8%
ArcBest Corp.	134,655	9,797,498
Old Dominion Freight Lines, Inc.	65,400	16,860,774
Saia, Inc. (a)	44,000	10,318,000
Uber Technologies, Inc. (a)	17,100	936,567
		37,912,839

TOTAL ROAD & RAIL		59,741,431

Trading Companies & Distributors - 7.4%
Trading Companies & Distributors - 7.4%
AerCap Holdings NV (a)	157,300	9,162,725
H&E Equipment Services, Inc.	22,600	879,140
Herc Holdings, Inc. (a)(b)	50,400	5,322,240
United Rentals, Inc. (a)	103,300	33,050,835
		48,414,940
TOTAL COMMON STOCKS
(Cost $529,362,226)		660,121,988

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.04% (c)	8,642,383	8,644,111
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	2,344,491	2,344,725
TOTAL MONEY MARKET FUNDS
(Cost $10,988,836)		10,988,836
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $540,351,062)		671,110,824
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(16,500,873)
NET ASSETS - 100%		$654,609,951

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,940
Fidelity Securities Lending Cash Central Fund	1,184
Total	$4,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.